Income Tax - Additional Information (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Income Tax [Abstract]
Deferred tax assets not recognized	R$ 18,402	R$ 12,025
Brazilian statutory rates	34.00%	34.00%	34.00%